Dec. 23, 2024
AllianzIM U.S. Large Cap Buffer10 Jan ETF

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on December 31, 2024, following which each Fund will reset and commence a new Outcome Period beginning January 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or December 31, 2024. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Jan ETF	JANT	January 1, 2025, to December 31, 2025	11.50% - 14.50% (before management fee) 10.76% - 13.76% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	JANW	January 1, 2025, to December 31, 2025	8.25% - 11.25% (before management fee) 7.51% - 10.51% (after management fee)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	SIXJ	January 1, 2025, to June 30, 2025	5.15% - 8.15% (before management fee) 4.78% - 7.78% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

AllianzIM U.S. Large Cap Buffer20 Jan ETF

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on December 31, 2024, following which each Fund will reset and commence a new Outcome Period beginning January 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or December 31, 2024. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Jan ETF	JANT	January 1, 2025, to December 31, 2025	11.50% - 14.50% (before management fee) 10.76% - 13.76% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	JANW	January 1, 2025, to December 31, 2025	8.25% - 11.25% (before management fee) 7.51% - 10.51% (after management fee)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	SIXJ	January 1, 2025, to June 30, 2025	5.15% - 8.15% (before management fee) 4.78% - 7.78% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on December 31, 2024, following which each Fund will reset and commence a new Outcome Period beginning January 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or December 31, 2024. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Jan ETF	JANT	January 1, 2025, to December 31, 2025	11.50% - 14.50% (before management fee) 10.76% - 13.76% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	JANW	January 1, 2025, to December 31, 2025	8.25% - 11.25% (before management fee) 7.51% - 10.51% (after management fee)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	SIXJ	January 1, 2025, to June 30, 2025	5.15% - 8.15% (before management fee) 4.78% - 7.78% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF

As described in the Fund’s prospectus, the Fund is subject to a “Spread” that represents the minimum return the SPDR® S&P 500® ETF Trust’s share price must achieve in positive market environments before the Fund participates in any positive returns, as measured at the end of the Outcome Period.

The Fund will begin its initial Outcome Period on January 1, 2025, as shown in the table below. The Fund’s Spread is not determined until after the end of the last market day prior to the initial Outcome Period, or December 31, 2024.

As of the date of this Supplement, the Spread for the Fund for the initial Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	Initial Outcome Period	Estimated Spread Range
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	JANU	January 1, 2025, to December 31, 2025	3.45% - 4.45% (before management fee) 4.19% - 5.19% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Spread range provided here is based upon market conditions as of the date of this Supplement. The final Spread could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Spread is established.

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF

As described in the Fund’s prospectus, the Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Fund’s current Outcome Period will end on December 31, 2024, following which the Fund will reset and commence a new Outcome Period beginning January 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Fund’s Cap is not determined until after the end of the last market day prior to the initial Outcome Period, or December 31, 2024. As of the date of this Supplement, the Cap for the Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	FLJJ	January 1, 2025, to June 30, 2025	4.40% - 7.40% (before management fee) 4.03% - 7.03% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap range provided here is based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.